ACQUISITIONS OF CONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
The following table summarizes the balance sheet impact as a result of business combinations that occurred in 2017. No material changes were made to the provisional allocations disclosed in the 2017 consolidated financial statements:

(MILLIONS)	Renewable Power	Private Equity	Infrastructure	Real Estate and Other	Total
Cash and cash equivalents	$762	$335	$89	$39	$1,225
Accounts receivable and other	980	2,393	345	134	3,852
Inventory	—	701	—	3	704
Equity accounted investments	—	231	—	—	231
Investment properties	—	—	—	5,851	5,851
Property, plant and equipment	6,923	501	100	281	7,805
Intangible assets	27	2,870	5,515	—	8,412
Goodwill	—	342	815	—	1,157
Deferred income tax assets	18	59	—	—	77
Total assets	8,710	7,432	6,864	6,308	29,314
Less:
Accounts payable and other	(1,391)	(2,109)	(222)	(169)	(3,891)
Non-recourse borrowings	(4,902)	(1,678)	(30)	(1,955)	(8,565)
Deferred income tax liabilities	(59)	(806)	(957)	(45)	(1,867)
Non-controlling interests[1]	(830)	(826)	(477)	(123)	(2,256)
	(7,182)	(5,419)	(1,686)	(2,292)	(16,579)
Net assets acquired	$1,528	$2,013	$5,178	$4,016	$12,735

Consideration[2]	$1,528	$2,006	$5,178	$3,845	$12,557

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the assets and liabilities on the date of acquisition.

2.	Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
The following table summarizes the balance sheet impact as a result of business combinations that occurred in the year ended December 31, 2018. No material changes were made to the provisional allocations:

(MILLIONS)	Real Estate	Infrastructure	Private Equity	Renewable Power and Other	Total
Cash and cash equivalents	$1,056	$71	$658	$388	$2,173
Accounts receivable and other	2,247	511	2,267	623	5,648
Inventory	150	23	686	5	864
Equity accounted investments	12,379	15	329	29	12,752
Investment properties	33,024	—	—	—	33,024
Property, plant and equipment	1,748	2,945	4,913	2,970	12,576
Intangible assets	54	3,208	2,942	386	6,590
Goodwill	96	2,905	971	186	4,158
Deferred income tax assets	220	—	38	582	840
Total assets	50,974	9,678	12,804	5,169	78,625
Less:
Accounts payable and other	(2,177)	(591)	(3,654)	(715)	(7,137)
Non-recourse borrowings	(18,218)	(1,484)	(3,668)	(2,023)	(25,393)
Deferred income tax liabilities	(58)	(839)	(157)	(210)	(1,264)
Non-controlling interests[1]	(2,603)	(544)	(515)	(22)	(3,684)
	(23,056)	(3,458)	(7,994)	(2,970)	(37,478)
Net assets acquired	$27,918	$6,220	$4,810	$2,199	$41,147

Consideration[2]	$26,759	$6,220	$4,810	$1,807	$39,596

1.
Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition. For certain business combinations in our Private Equity segment, non-controlling interests recognized on business combinations are measured at the proportionate fair value of the total net assets on date of acquisition.

2.	Total consideration, including amounts paid by non-controlling interests that participated in the acquisition as investors in Brookfield-sponsored private funds or as co-investors.
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2017:

	Renewable Power		Private Equity		Infrastructure	Real Estate
(MILLIONS)	TerraForm Power	TerraForm Global	BRK	Greenergy	NTS	Manufactured Housing	Houston Center	Mumbai Office Portfolio
Cash and cash equivalents	$149	$611	$296	$28	$89	$16	$—	$11
Accounts receivable and other	707	266	1,043	1,290	317	79	22	12
Inventory	—	—	10	650	—	—	—	—
Equity accounted investments	—	—	109	114	—	—	—	—
Investment properties	—	—	—	—	—	2,107	825	679
Property, plant and equipment	5,678	1,208	200	154	—	—	—	—
Intangible assets	—	—	2,467	212	5,515	—	—	—
Goodwill	—	—	17	92	804	—	—	—
Deferred income tax assets	—	18	50	9	—	—	—	—
Total assets	6,534	2,103	4,192	2,549	6,725	2,202	847	702
Less:
Accounts payable and other	(1,239)	(142)	(227)	(1,744)	(202)	(36)	(28)	(44)
Non-recourse borrowings	(3,714)	(1,188)	(1,468)	(210)	—	(1,261)	—	(511)
Deferred income tax liabilities	(33)	(15)	(746)	(52)	(946)	—	—	(45)
Non-controlling interests[1]	(829)	(1)	(745)	(81)	(477)	(30)	—	—
	(5,815)	(1,346)	(3,186)	(2,087)	(1,625)	(1,327)	(28)	(600)
Net assets acquired	$719	$757	$1,006	$462	$5,100	$875	$819	$102

Consideration[2]	$719	$757	$1,006	$462	$5,100	$768	$819	$102

1.	Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the assets and liabilities on the date of acquisition.

2.
The following table summarizes the balance sheet impact as a result of significant business combinations that occurred in 2018. The valuations of the assets acquired are still under evaluation and as such the business combinations have been accounted for on a provisional basis.

	Real Estate			Private Equity	Infrastructure			Renewable Power
(MILLIONS)	666 Fifth	GGP	Forest City	Westinghouse	NorthRiver	Enercare	Evoque	Saeta Yield
Cash and cash equivalents	$—	$424	$451	$250	$10	$24	$—	$187
Accounts receivable and other	11	592	960	1,854	55	187	3	216
Inventory	—	—	89	626	—	—	—	—
Equity accounted investments	—	10,829	1,467	7	—	—	—	14
Investment properties	1,292	17,991	9,397	—	—	—	—	—
Property, plant and equipment	—	56	—	931	1,442	669	440	2,724
Intangible assets	—	—	—	2,683	157	1,863	221	258
Goodwill	—	—	—	213	524	1,260	463	115
Deferred income tax assets	—	—	—	7	—	23	—	—
Total assets	1,303	29,892	12,364	6,571	2,188	4,026	1,127	3,514
Less:
Accounts payable and other	(4)	(691)	(1,119)	(2,645)	(46)	(235)	(24)	(320)
Non-recourse borrowings	—	(13,147)	(3,664)	(3)	—	(877)	—	(1,906)
Deferred income tax liabilities	—	(11)	—	(81)	(186)	(472)	—	(174)
Non-controlling interests[1]	—	(1,882)	(633)	(7)	—	—	—	—
	(4)	(15,731)	(5,416)	(2,736)	(232)	(1,584)	(24)	(2,400)
Net assets acquired	$1,299	$14,161	$6,948	$3,835	$1,956	$2,442	$1,103	$1,114

Consideration[2]	$1,299	$13,240	$6,948	$3,835	$1,956	$2,442	$1,103	$1,114

1.
Includes non-controlling interests recognized on business combinations measured as the proportionate share of fair value of the identifiable assets and liabilities on the date of acquisition. For certain business combinations in our Private Equity segment, non-controlling interests recognized on business combinations are measured at the proportionate fair value of the total net assets on date of acquisition.

2.